Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 7,927,950	$ 8,998,382	$ 5,164,198
CANADA [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	2,486,208	2,569,352	1,775,834
ARGENTINA [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 5,441,742	$ 6,429,030	$ 3,388,364